Commitments, Option Agreements and Contingencies (Details)	Dec. 31, 2024 USD ($)
Commitments, Option Agreements and Contingencies [Line Items]
One-time payment	$ 250,000
Options Agreements [Member]
Commitments, Option Agreements and Contingencies [Line Items]
One-time payment	$ 8,000,000